Finance lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Finance Lease Liability

	December 31, 2024	December 31, 2023
Finance lease liabilities	$409.4	$66.5
Current portion of finance lease liabilities	(409.4)	(66.5)
Long-term finance lease liabilities	$—	$—